Obligations for pension and similar liabilities (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Post Employment Plans [Member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the beginning of the year	R$ 27,328,362	R$ 27,316,715	R$ 28,321,826
Interest Income (Expenses)	2,363,706	2,386,330	2,477,872
Remeasurement Real gain loss on actuarial assets excluding interest expenses net	(1,200,878)	(99,752)	(950,298)
Contributions	2,388,681	212,719	750,690
By the Bank	2,386,461	210,367	747,913
By plan participants	2,220	2,352	2,777
Other Similar Obligations, Benefits paid	(4,721,231)	(2,487,650)	(3,269,258)
Exchange rate variations and other items			(14,117)
Fair value of plan assets at the end of the year	26,158,640	27,328,362	27,316,715
Other Similar Obligations [Member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the beginning of the year	5,570,354	4,945,407	5,096,263
Interest Income (Expenses)	491,611	471,759	449,758
Remeasurement Real gain loss on actuarial assets excluding interest expenses net	(772,305)	387,599	(399,946)
Contributions	177,614	173,335	164,876
By the Bank	177,614	173,335	164,876
Other Similar Obligations, Benefits paid	(458,523)	(407,746)	(365,544)
Fair value of plan assets at the end of the year	R$ 5,008,751	R$ 5,570,354	R$ 4,945,407